Employee Benefit Plans and Other Postretirement Plans (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Obligations and Funded Status of Defined Benefit Pension and Postretirement Benefit Plans
The following table, which includes only company-sponsored defined benefit and other postretirement benefit plans, reconciles the beginning and ending balances of the projected benefit obligation and the fair value of plan assets. We recognize the unfunded status of these plans on the Consolidated Balance Sheets, and we recognize changes in funded status in the year changes occur through the Consolidated Statements of Comprehensive Income (dollars in thousands):

	Pension Plans		Postretirement Plans
	Year Ended December 31		Year Ended December 31
	2013	2012	2013	2012
Change in Benefit Obligation
Benefit obligation at beginning of period	$378,714	$314,155	$31,806	$25,937
Service cost	24,460	22,424	2,061	1,856
Interest cost	21,488	14,800	1,248	1,241
Plan amendments (a)	13,785	2,271	—	2,266
Actuarial (gain) loss (b)	(53,451)	29,338	(7,797)	1,698
Acquisitions	553,969	—	226	—
Participant contributions	—	—	1,239	1,055
Benefits paid	(9,149)	(4,274)	(2,528)	(2,247)
Benefit obligation at plan year end	$929,816	$378,714	$26,255	$31,806
Accumulated benefit obligation portion of above	$884,016	$341,729

Change in Fair Value of Plan Assets
Plan assets at fair value at beginning of period	$238,359	$185,122	$—	$—
Acquisitions	486,171	—	—	—
Actual return on plan assets	26,555	21,527	—	—
Company contributions	30,146	35,984	1,289	1,192
Participant contributions	—	—	1,239	1,055
Benefits paid	(9,149)	(4,274)	(2,528)	(2,247)
Fair value of plan assets at plan year end	$772,082	$238,359	$—	$—

Underfunded status	$(157,734)	$(140,355)	$(26,255)	$(31,806)

Amounts Recognized in Statement of Financial Position
Current liabilities	$(832)	$(6,290)	$(1,231)	$(1,333)
Noncurrent liabilities	(156,902)	(134,065)	(25,024)	(30,473)
Accrued benefit recognized at December 31	$(157,734)	$(140,355)	$(26,255)	$(31,806)
Amounts Recognized in Accumulated Other Comprehensive (Income) Loss (Pre-Tax)
Prior service cost	$31,577	$34,921	$72	$(353)
Actuarial loss	26,742	90,057	1,472	9,759
Total	$58,319	$124,978	$1,544	$9,406
___________

(a)
In 2013, the United Steel Workers (USW) ratified a master labor agreement with PCA under which certain USW-represented employees will have their pension accruals frozen under PCA's hourly pension plan, resulting in most of the $13.8 million increase in benefit obligations.

(b)	The actuarial gain in 2013 is due primarily to an increase in the weighted average discount rate, while the discount rate decreased in 2012.

Components of Net Periodic Benefit Costs and Other Comprehensive (Income) Loss (Pretax)
The components of net periodic benefit cost and other comprehensive (income) loss (pretax) are as follows (dollars in thousands):

	Pension Plans			Postretirement Plans
	Year Ended December 31			Year Ended December 31
	2013	2012	2011	2013	2012	2011
Service cost	$24,460	$22,424	$19,808	$2,061	$1,856	$1,599
Interest cost	21,488	14,800	13,473	1,248	1,241	1,189
Expected return on plan assets	(21,345)	(12,108)	(13,544)	—	—	—
Net amortization of unrecognized amounts
Prior service cost	6,222	5,993	5,782	(426)	(419)	(416)
Actuarial loss	4,662	4,916	411	490	452	449
Curtailment loss (a)	10,908	—	—	—	—	—
Net periodic benefit cost	$46,395	$36,025	$25,930	$3,373	$3,130	$2,821

Changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Actuarial net (gain) loss	$(58,652)	$19,919	$49,675	$(7,798)	$1,698	$754
Prior service credit	13,785	2,270	1,827	—	17	—
Amortization of actuarial loss	(4,662)	(4,916)	(411)	(490)	(452)	(449)
Amortization of prior service cost	(17,130)	(5,993)	(5,782)	426	419	416
Total recognized in other comprehensive (income) loss (b)	(66,659)	11,280	45,309	(7,862)	1,682	721
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$(20,264)	$47,305	$71,239	$(4,489)	$4,812	$3,542
___________

(a)
PCA recognized curtailment losses in "Other expense, net" in the Consolidated Statements of Income for recent USW negotiations, resulting in the bifurcation of the active USW population between those grandfathered in the current formula (with continued accruals) and non-grandfathered in the current formula (frozen benefits at the contract date).

(b)
Accumulated losses in excess of 10% of the greater of the projected benefit obligation or the market-related value of assets will be recognized on a straight-line basis over the average remaining service period of active employees, which is between seven to ten years, to the extent that losses are not offset by gains in subsequent years. The estimated net loss and prior service cost that will be amortized from "Accumulated other comprehensive income (loss)" into pension expense in 2014 is $7.1 million.

Weighted-Average Assumptions Used To Determine Benefit Obligations and Net Periodic Benefit Cost
The following table presents the assumptions used in the measurement of our benefits obligations:

	Pension Plans			Postretirement Plans
	December 31			December 31
	2013	2012	2011	2013	2012	2011
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	5.00%	4.25%	4.75%	4.85%	4.00%	4.50%
Rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for the Years Ended December 31
Discount rate	4.57%	4.75%	5.50%	4.00%	4.50%	5.25%
Expected return on plan assets	6.53%	6.15%	7.75%	N/A	N/A	N/A
Rate of compensation increase	4.00%	4.00%	4.00%	N/A	N/A	N/A

Assumed Health Care Cost Trend Rates For Postretirement Benefits
Health Care Cost Trend Rate Assumptions. PCA assumed health care cost trend rates for its postretirement benefits plans were as follows:

	2013	2012	2011
Health care cost trend rate assumed for next year	7.75%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.50%
Year that the rate reaches the ultimate trend rate	2020	2020	2016

Schedule of Effects of One-Percentage Point Change In Assumed Health Care Cost Trend Rates on Postretirement Benefits
A one-percentage point change in assumed health care cost trend rates would have the following effects on the 2013 postretirement benefit obligation and the 2013 net post retirement benefit cost (in thousands):

	1-Percentage Point Increase	1-Percentage Point Decrease
Effect on postretirement benefit obligation	$540	$(483)
Effect on net postretirement benefit cost	52	(45)

Schedule of Pension Plans' Assets Investment Policies and Strategies
Pension plans’ assets were invested in the following classes of securities at December 31, 2013 and 2012:

	Percentage of Fair Value
	2013	2012
Debt securities	52%	61%
International equity securities	25	20
U.S. equity securities	21	16
Real estate securities	1	3
Other	1%	—%

Schedule of Pension Plans' Assets Fair Value Measured On a Recurring Basis
The following tables set forth, by level within the fair value hierarchy, discussed in Note 2, Summary of Significant Accounting Policies, the pension plan assets, by major asset category, at fair value at December 31, 2013 and 2012 (dollars in thousands):

	Fair Value Measurements at December 31, 2013
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments (a)	$—	$1,858	$—	$1,858
Mutual funds (b):
U.S. large value	19,453	—	—	19,453
U.S. large growth	17,217	—	—	17,217
U.S. mid-cap value	3,135	—	—	3,135
U.S. mid-cap growth	6,781	—	—	6,781
Foreign large blend	45,159	—	—	45,159
Diversified emerging markets	8,005	—	—	8,005
Real estate	7,469	—	—	7,469
Fixed income	54,366	—	—	54,366
Common/collective trust funds (a):
U.S. large-cap equity blend	—	87,862	—	87,862
U.S. small and mid-cap equity blend	—	19,577	—	19,577
Foreign large blend	—	126,653	—	126,653
Diversified emerging markets	—	9,211	—	9,211
Government bonds	—	35,603	—	35,603
Corporate bonds	—	77,256	—	77,256
U.S. small blend	—	6,777	—	6,777
Fixed income	—	234,445	—	234,445
Private equity securities (c)	—	—	9,904	9,904
Total securities at fair value	$161,585	$599,242	$9,904	$770,731
Receivables and accrued expenses				1,351
Total fair value of plan assets				$772,082

	Fair Value Measurements at December 31, 2012
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments (a)	$—	$394	$—	$394
Mutual funds (b):
U.S. large value	15,021	—	—	15,021
U.S. large growth	12,029	—	—	12,029
U.S. mid-cap value	2,481	—	—	2,481
U.S. mid-cap growth	4,734	—	—	4,734
Foreign large blend	39,204	—	—	39,204
Diversified emerging markets	7,722	—	—	7,722
Real estate	6,881	—	—	6,881
Fixed income	48,699	—	—	48,699
Common/collective trust funds (a):
Government bonds	—	29,644	—	29,644
Corporate bonds	—	66,517	—	66,517
U.S. small blend	—	5,033	—	5,033
Total fair value of plan assets	$136,771	$101,588	$—	$238,359
 ____________

(a)
Investments in common/collective trust funds valued using NAV provided by the administrator of the funds. We use NAV as a practical expedient to fair value. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of units outstanding. While the underlying assets are actively traded on an exchange, the funds are not. There are currently no redemption restrictions on these investments. There are certain funds with one-day redeemable notice.

(b)	Investments in mutual funds valued at quoted market values on the last business day of the fiscal year.

(c)
Investments in this category are invested in the Pantheon Global Secondary Fund IV, LP. The fund specializes in investments in the private equity secondary market and occasionally directly in private companies to maximize capital growth. Fund investments are carried at fair value as determined quarterly using the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position, and operating results, among other factors. In circumstances where fair values are not provided with respect to any of the company's fund investments, the investment advisor will seek to determine the fair value of such investments based on information provided by the general partners or managers of such funds or from other sources. Audited financial statements are provided by fund management annually. Notwithstanding the above, the variety of valuation bases adopted and quality of management data of the ultimate underlying investee companies means that there are inherent difficulties in determining the value of the investments. Amounts realized on the sale of these investments may differ from the calculated values. Boise had originally committed to a $15.0 million investment, with $6.2 million of the commitment unfunded at December 31, 2013.

Summary of Changes in Pension Plans' Level 3 Assets
The following table sets forth a summary of changes in the fair value of the pension plans' Level 3 assets for the year ended December 31, 2013 (dollars in thousands):

2013
Balance, beginning of year	$—
Acquisitions	8,479
Purchases	975
Sales	—
Unrealized gain	450
Balance, end of year	$9,904

Schedule of Estimated Benefit Payments
The following are estimated benefit payments to be paid to current plan participants by year (dollars in thousands). Qualified pension benefit payments are paid from plan assets, while nonqualified pension benefit payments are paid by the Company.

	Pension Plans	Postretirement Plans
2014	$30,551	$1,231
2015	34,304	1,287
2016	38,027	1,369
2017	42,020	1,523
2018	45,759	1,665
2019 - 2023	281,889	10,150